iShares
®
U.S. Oil & Gas Exploration & Production ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Oil & Gas Exploration & Production  —  76 .2%
Antero Resources Corp.
(a)
.................... 252,125 $ 8,688,227
APA Corp. .............................. 305,119 7,463,211
BKV Corp.
(a)
............................. 21,672 588,395
California Resources Corp. ................... 67,572 3,021,144
Chord Energy Corp. ........................ 48,927 4,535,533
Civitas Resources, Inc. ...................... 66,090 1,790,378
CNX Resources Corp.
(a)
..................... 115,996 4,265,173
Comstock Resources, Inc.
(a)
................... 68,022 1,576,750
ConocoPhillips ........................... 856,421 80,169,570
Coterra Energy, Inc. ........................ 655,008 17,239,811
Crescent Energy Co. , Class A ................. 207,829 1,743,685
Devon Energy Corp. ........................ 513,322 18,802,985
Diamondback Energy, Inc. .................... 123,014 18,492,695
EOG Resources, Inc. ....................... 376,050 39,489,010
EQT Corp. .............................. 344,396 18,459,626
Expand Energy Corp. ....................... 168,966 18,647,088
Gulfport Energy Corp.
(a)
..................... 13,452 2,797,881
Kosmos Energy Ltd.
(a) (b)
...................... 411,202 373,125
Magnolia Oil & Gas Corp. , Class A .............. 157,619 3,450,280
Matador Resources Co. ..................... 100,517 4,265,941
Murphy Oil Corp. .......................... 115,476 3,608,625
Northern Oil & Gas, Inc. ..................... 83,507 1,792,895
Ovintiv, Inc. .............................. 217,877 8,538,600
Permian Resources Corp. , Class A .............. 597,361 8,380,975
Range Resources Corp. ..................... 203,834 7,187,187
Sable Offshore Corp. , Class A
(a) (b)
............... 106,329 959,088
SM Energy Co. ........................... 98,475 1,841,482
Talos Energy, Inc.
(a)
........................ 108,193 1,192,287
Texas Pacific Land Corp.
(b)
................... 49,817 14,308,439
VAALCO Energy, Inc. ....................... 89,627 326,242
Venture Global, Inc. , Class A
(b)
................. 412,394 2,812,527
Viper Energy, Inc. , Class A ................... 144,900 5,597,487
Vitesse Energy, Inc. ........................ 24,271 467,459
312,873,801
a
Security Shares Value
a
Oil & Gas Refining & Marketing  —  23 .7%
Calumet, Inc.
(a) (b)
.......................... 55,189 $ 1,096,605
Clean Energy Fuels Corp.
(a)
................... 148,935 312,763
CVR Energy, Inc.
(a)
......................... 25,927 659,583
Delek U.S. Holdings, Inc. .................... 51,624 1,531,168
Green Plains, Inc.
(a)
........................ 60,072 588,706
HF Sinclair Corp. .......................... 134,512 6,198,313
Marathon Petroleum Corp. ................... 168,341 27,377,297
Par Pacific Holdings, Inc.
(a)
................... 43,229 1,519,067
PBF Energy, Inc. , Class A .................... 70,709 1,917,628
Phillips 66 ............................... 279,247 36,034,033
REX American Resources Corp.
(a)
.............. 24,440 789,901
Valero Energy Corp. ........................ 112,027 18,236,875
World Kinect Corp. ......................... 47,763 1,119,087
97,381,026
a
Total Long-Term Investments — 99.9%
(Cost: $ 491,249,073 ) ................................ 410,254,827
a
Short-Term Securities
Money Market Funds  —  3 .4%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.89%
(c) (d) (e)
............................ 13,661,352 13,668,183
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................. 408,102 408,102
a
Total Short-Term Securities — 3.4%
(Cost: $ 14,075,412 ) ................................. 14,076,285
Total Investments — 103.3%
(Cost: $ 505,324,485 ) ................................ 424,331,112
Liabilities in Excess of Other Assets — ( 3 .3 ) % ............... (13,645,537)
Net Assets — 100.0% ................................. $ 410,685,575
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 25,490,257  $ —  $ (11,822,391)
(a)
$ (895) $ 1,212  $ 13,668,183  13,661,352  $ 24,548
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 1,009,834  —  (601,732)
(a)
—  —  408,102  408,102  21,622  —
$ (895) $ 1,212
$ 14,076,285
$ 46,170  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Oil & Gas Exploration & Production ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 4 03/20/26 $ 377 $ 6,230
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 410,254,827  $ —  $ —  $ 410,254,827
Short-Term Securities
Money Market Funds ...................................... 14,076,285  —  —  14,076,285
$ 424,331,112  $ —  $ —  $ 424,331,112
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,230  $ —  $ —  $ 6,230
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.